Jan. 31, 2019

SPDR® Index Shares Funds

Supplement Dated September 19, 2019 to the Prospectus and

Statement of Additional Information (“SAI”)

Dated January 31, 2019, as may be supplemented from time to time

SPDR STOXX Europe 50 ETF

SPDR MSCI ACWI IMI ETF

(each, a “Fund” and collectively, the “Funds”)

1.
Effective September 23, 2019 (the “Effective Date”), each Fund’s name and ticker symbol will change. Accordingly, as of the Effective Date, all references to each Fund’s name and ticker symbol in the Prospectus and SAI are deleted and replaced as follows:

Old ETF Name (Ticker)	New ETF Name (Ticker)
SPDR STOXX Europe 50 ETF (FEU)	SPDR Portfolio Europe ETF (SPEU)
SPDR MSCI ACWI IMI ETF (ACIM)	SPDR Portfolio MSCI Global Stock Market ETF (SPGM)

2.	SSGA Funds Management, Inc., the investment adviser to the Funds, has agreed to reduce the management fee for each Fund as of the Effective Date as follows:

	Old Management Fee (percentage of average daily net assets)	New Management Fee (percentage of average daily net assets)
SPDR Portfolio Europe ETF	0.29%	0.09%
SPDR Portfolio MSCI Global Stock Market ETF	0.25%	0.09%

Accordingly, as of the Effective Date, the fee table and example table in the section within the Prospectus entitled “FEES AND EXPENSES OF THE FUND” for each Fund are replaced with the following:

SPDR PORTFOLIO EUROPE ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.09%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.09%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$9	$29	$51	$115

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Management fees[1]	0.09%
Distribution and service (12b-1) fees	None
Other expenses	0.00%
Total annual Fund operating expenses[1]	0.09%

[1]	The Fund’s “Management fees” and “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund’s “Management fees.”

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

YEAR 1	YEAR 3	YEAR 5	YEAR 10
$9	$29	$51	$115